Intangible Assets - Summary of changes in intangible assets (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount beginning balance		$ 4,183	[1]	$ 4,670
Acquisitions through business combinations		941
Adjustment to BHPP merger purchase price allocation				55
Additions		40		134
Amortisation		(40)		(2)
Impairment losses				(477)
Goodwill disposed		(298)
Transfer to assets held for sale				(197)
Carrying amount ending balance	[1]	4,826		4,183
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount beginning balance		4,662
Carrying amount ending balance		5,345		4,662
Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount beginning balance		(479)
Carrying amount ending balance		(519)		(479)
Contract assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount beginning balance		15		1
Acquisitions through business combinations		766
Adjustment to BHPP merger purchase price allocation				0
Additions		1		16
Amortisation		(25)		(2)
Impairment losses				0
Transfer to assets held for sale				0
Carrying amount ending balance		757		15
Contract assets [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount beginning balance		17
Carrying amount ending balance		784		17
Contract assets [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount beginning balance		(2)
Carrying amount ending balance		(27)		(2)
Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount beginning balance		173		55
Acquisitions through business combinations		6
Adjustment to BHPP merger purchase price allocation				0
Additions		39		118
Amortisation		(15)		0
Impairment losses				0
Transfer to assets held for sale				0
Carrying amount ending balance		203		173
Computer software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount beginning balance		173
Carrying amount ending balance		218		173
Computer software [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount beginning balance		0
Carrying amount ending balance		(15)		0
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount beginning balance		3,995		4,614
Acquisitions through business combinations		169
Adjustment to BHPP merger purchase price allocation				55
Additions		0		0
Impairment losses				(477)
Goodwill disposed		(298)
Transfer to assets held for sale				(197)
Carrying amount ending balance		3,866		3,995
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount beginning balance		4,472
Carrying amount ending balance		4,343		4,472
Goodwill [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount beginning balance		(477)
Carrying amount ending balance		$ (477)		$ (477)

[1]	Intangible assets include software and contract assets which were previously presented within other assets (non-current). The 2023 amounts have been reclassified to be presented on the same basis (refer to Note B.6).